Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash	$ 49,864	$ 133,479
Inventories	8,747	2,422
Advances to suppliers	507,725	798,851
Total Current Assets	583,873	1,025,656
Current Liabilities:
Accounts payable	5,017
Payroll payable	14,156	8,801
Taxes payable	5,207	18,545
Other payables	80,589	98,536
Total Current Liabilities	655,648	1,005,628
Commitments and Contingencies
Stockholders’ Equity:
Common Stock, No par value, 100,000,000 shares authorized; 45,518,000 shares issued and outstanding as of December 31, 2025 and 2024
Additional paid-in capital	607,200	607,200
Accumulated deficits	(699,689)	(609,758)
Other comprehensive loss	20,714	22,586
Total Stockholders’ Equity (Deficit)	(71,775)	20,028
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	583,873	1,025,656
Nonrelated Party [Member]
Current Assets:
Account receivables	17,537	76,272
Current Liabilities:
Advance from customers	12,955	145,651
Related Party [Member]
Current Assets:
Account receivables		14,632
Current Liabilities:
Due to related parties	$ 537,724	$ 734,095